Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

4. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net is comprised of the following:

	As of December 31,
	2024	2025
	US$	US$
Accounts receivable	779,636	1,114,037
Allowance for expected credit losses	(326,813)	(308,071)
Accounts receivable, net	452,823	805,966

Movements of allowance (reversal) for expected credit losses were as follows:

	As of December 31,
	2024	2025
	US$	US$
Balance, beginning of the year	13,864	326,813
Addition (reversal)	311,539	(18,202)
Exchange realignment	1,410	(540)
Balance, end of year	326,813	308,071

Accounts receivable, net as of December 31, 2024 and 2025 are aged within one year.